EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2025	2024	2023
Profit for the period	379,081	495,583	656,414
(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623	222,623
Basic and diluted earnings per share	$1.70	$2.23	$2.95

	2025	2024	2023
Cash dividends paid per share	$0.93	$1.95	$2.87